Schedule of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss before income tax expense
Loss from PRC operations	¥ (9,700)	¥ (45,582)	¥ (149,818)
Loss from non-PRC operations	(8,495)	(15,945)	(10,135)
Loss before income tax	(18,195)	(61,527)	(159,953)
Income tax benefit applicable to PRC operations
Deferred income tax benefit		525	525
Subtotal income tax benefit applicable to PRC operations	525	525	525
Non-PRC withholding tax expense		(234)	(162)
Total income tax benefit	406	291	363
Current income tax expense
Total current income tax expense	(119)
Deferred income tax benefit
Non-PRC	(525)	(525)	(525)
Total deferred income tax benefit	525	¥ 525	¥ 525
China [Member]
Income tax benefit applicable to PRC operations
Subtotal income tax benefit applicable to PRC operations	(525)
Current income tax expense
Total current income tax expense
Deferred income tax benefit
Non-PRC	525
Total deferred income tax benefit	(525)
Other [Member]
Income tax benefit applicable to PRC operations
Subtotal income tax benefit applicable to PRC operations
Current income tax expense
Total current income tax expense	(119)
Deferred income tax benefit
Non-PRC
Total deferred income tax benefit